Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventorie
	As of March 31,	As of March 31,
	2020	2019
Raw materials	$1,647,667	$1,696,353
Work in process	-	40,143
Finished goods	381,739	234,239
Total	$2,029,406	$1,970,735